Net Income Per Unit (Tables)	9 Months Ended
Sep. 30, 2012
Net Income (Loss), Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The calculation of net income per unit is as follows (in thousands, except unit and per unit amounts):

	Nine Months Ended September 30,
	2012	2011
Net income attributable to partners	$40,219	$23,022
Less: General partner's distributions (including IDRs) (a)	1,439	371
Less: Limited partners' distributions on common units	21,363	9,073
Less: Limited partner's distributions on subordinated units	18,954	9,073
Distributions less than (greater than) earnings	$(1,537)	$4,505

General partner's earnings:
Distributions (including IDRs) (a)	$1,439	$371
Allocation of distributions less than (greater than) earnings	(31)	89
Total general partner's earnings	$1,408	$460

Limited partners' earnings on common units:
Distributions	$21,363	$9,073
Allocation of distributions less than (greater than) earnings	(757)	2,208
Total limited partners' earnings on common units	$20,606	$11,281

Limited partner's earnings on subordinated units:
Distributions	$18,954	$9,073
Allocation of distributions less than (greater than) earnings	(749)	2,208
Total limited partner's earnings on subordinated units	$18,205	$11,281

Weighted average limited partner units outstanding:
Common units - basic	15,424,700	15,254,890
Common unit equivalents	88,552	31,280
Common units - diluted	15,513,252	15,286,170

Subordinated units - basic and diluted	15,254,890	15,254,890

Net income per limited partner unit:
Common - basic	$1.34	$0.74
Common - diluted	$1.33	$0.74
Subordinated - basic and diluted	$1.19	$0.74
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(a)
General partner's distributions (including IDRs) consist of an approximate 2% general partner interest and IDRs, which entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.388125 per unit per quarter. See Note L for further discussion related to IDRs.